Equity Activity (Tables)	12 Months Ended
Dec. 31, 2012
Equity Activity
Schedule of Reclassifications and Taxes Related to items of Other Comprehensive Income

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2012:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(44)	$10	$(34)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$8	$(4)	$4
Reclassification of (gains)/losses to other (income) and expense	(42)	17	(25)
Subsequent changes in previously impaired securities arising during the period	20	(8)	12
Total net changes related to available-for-sale securities	$(14)	$5	$(9)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$32	$(27)	$5
Reclassification of (gains)/losses to:
Cost of sales	(7)	(6)	(13)
SG&A expense	(16)	4	(12)
Other (income) and expense	(237)	91	(146)
Interest expense	6	(3)	3
Total unrealized gains/(losses) on cash flow hedges	$(220)	$59	$(161)
Retirement-related benefit plans(1)
Net (losses)/gains arising during the period	$(7,489)	$2,327	$(5,162)
Curtailments and settlements	(2)	0	(2)
Amortization of prior service (credits)/cost	(148)	59	(89)
Amortization of net gains/(losses)	2,457	(874)	1,583
Total retirement-related benefit plans	$(5,182)	$1,513	$(3,669)
Other comprehensive income/(loss)	$(5,460)	$1,587	$(3,874)

(1)       These AOCI components are included in the computation of net periodic pension cost. (See note S, “Retirement-Related Benefits,” on pages 120 to 134 for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2011:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(693)	$(18)	$(711)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(14)	$5	$(9)
Reclassification of (gains)/losses to other (income) and expense	(231)	88	(143)
Subsequent changes in previously impaired securities arising during the period	4	(1)	3
Total net changes related to available-for-sale securities	$(241)	$91	$(150)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(266)	$105	$(162)
Reclassification of (gains)/losses to:
Cost of sales	182	(61)	121
SG&A expense	75	(23)	52
Other (income) and expense	247	(3)	244
Interest expense	8	(95)	(88)
Total unrealized gains/(losses) on cash flow hedges	$245	$(77)	$167
Retirement-related benefit plans(1)
Prior service costs/(credits)	$(28)	$7	$(22)
Net (losses)/gains arising during the period	(5,463)	1,897	(3,566)
Curtailments and settlements	11	(3)	7
Amortization of prior service (credits)/cost	(157)	62	(94)
Amortization of net gains/(losses)	1,847	(619)	1,227
Total retirement-related benefit plans	$(3,790)	$1,343	$(2,448)
Other comprehensive income/(loss)	$(4,479)	$1,339	$(3,142)

(1)       These AOCI components are included in the computation of net periodic pension cost (See note S, “Retirement-Related Benefits,” on pages 120 to 134 for additional information.)

($ in millions)

	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2010:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$712	$(69)	$643
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$70	$(24)	$46
Reclassification of (gains)/losses to other (income) and expense	0	(0)	(0)
Subsequent changes in previously impaired securities arising during the period	8	(3)	5
Total net changes related to available-for-sale securities	$78	$(27)	$51
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$371	$(120)	$251
Reclassification of (gains)/losses to:
Cost of sales	92	(32)	60
SG&A expense	49	(17)	33
Other (income) and expense	54	(17)	37
Interest expense	8	(3)	5
Total unrealized gains/(losses) on cash flow hedges	$573	$(188)	$385
Retirement-related benefit plans(1)
Prior service costs/(credits)	$28	$(8)	$20
Net (losses)/gains arising during the period	(2,728)	1,016	(1,712)
Curtailments and settlements	10	(3)	7
Amortization of prior service (credits)/cost	(183)	67	(116)
Amortization of net gains/(losses)	1,249	(441)	808
Total retirement-related benefit plans	$(1,624)	$632	$(992)
Other comprehensive income/(loss)	$(260)	$348	$87

(1)       These AOCI components are included in the computation of net periodic pension cost. (See note S, “Retirement-Related Benefits,” on pages 120 to 134 for additional information.)

Accumulated Other Comprehensive Income/(Loss) (net of tax

($ in millions)

			Net Change	Net Unrealized
	Net Unrealized	Foreign	Retirement-	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency	Related	on Available-	Other
	on Cash Flow	Translation	Benefit	For-Sale	Comprehensive
	Hedges	Adjustments*	Plans	Securities	Income/(Loss)
December 31, 2009	$(481)	$1,836	$(20,297)	$113	$(18,830)
Other comprehensive income before reclassifications	251	643	(1,684)	51	(739)
Amount reclassified from accumulated other comprehensive income	134	0	692	0	826
Total change for the period	385	643	(992)	51	87
December 31, 2010	(96)	2,478	(21,289)	164	(18,743)
Other comprehensive income before reclassifications	(162)	(711)	(3,581)	(7)	(4,461)
Amount reclassified from accumulated other comprehensive income	329	0	1,133	(143)	1,319
Total change for the period	167	(711)	(2,448)	(150)	(3,142)
December 31, 2011	71	1,767	(23,737)	13	(21,885)
Other comprehensive income before reclassifications	5	(34)	(5,164)	16	(5,177)
Amount reclassified from accumulated other comprehensive income	(167)	0	1,495	(25)	1,303
Total change for the period	(161)	(34)	(3,669)	(9)	(3,874)
December 31, 2012	$(90)	$1,733	$(27,406)	$4	$(25,759)

* Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.